22. RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets
Current		R$ 23,386,194	R$ 12,725,805
Non-current		39,615,955	38,143,471
TOTAL ASSETS		63,002,149	50,869,276
Liabilities
Current		14,725,696	11,619,957
Non-current		37,024,948	27,887,387
Total		344,488	419,894
Trade payables [member]
Liabilities
Current		116,401	240,984
Accounts payable [member]
Liabilities
Current		25,992	23,566
Non-current		78,083	88,021
Other Provision for Consumption and Services [member]
Liabilities
Current		44,466	22,497
Actuarial liability [member]
Liabilities
Non-current		79,546	19,788
Joint-ventures e joint operation [member]
Assets
Current		42,509	45,351
Non-current		1,626,695	1,273,098
TOTAL ASSETS		1,669,204	1,318,449
Liabilities
Current		174,967	144,559
Non-current		78,083	88,021
Total		253,050	232,580
Joint-ventures e joint operation [member] | Trade payables [member]
Liabilities
Current		106,946	98,496
Joint-ventures e joint operation [member] | Accounts payable [member]
Liabilities
Current		23,555	23,566
Non-current		78,083	88,021
Joint-ventures e joint operation [member] | Other Provision for Consumption and Services [member]
Liabilities
Current		44,466	22,497
Subsidiaries and associates [member]
Assets
Current		7,686	39,435
Non-current	[1]	3,375	1,874
TOTAL ASSETS		11,061	41,309
Other related parties [member]
Assets
Current		3,878,914	2,248,746
Non-current		137,228	109,433
TOTAL ASSETS		4,016,142	2,358,179
Liabilities
Current		11,892	167,526
Non-current		79,546	19,788
Total		91,438	187,314
Other related parties [member] | Trade payables [member]
Liabilities
Current		9,455	142,488
Other related parties [member] | Accounts payable [member]
Liabilities
Current		2,437
Other related parties [member] | Actuarial liability [member]
Liabilities
Non-current		79,546	19,788
Other non-current assets [member]
Assets
Non-current	[2]	664,020	428,672
Other non-current assets [member] | Joint-ventures e joint operation [member]
Assets
Non-current	[2]	664,020	428,672
Loans [member]
Assets
Non-current	[1]	966,050	846,300
Loans [member] | Joint-ventures e joint operation [member]
Assets
Non-current	[1]	962,675	844,426
Loans [member] | Subsidiaries and associates [member]
Assets
Non-current		3,375	1,874
Financial investments [member]
Assets
Current	[3]	3,763,603	2,116,560
Non-current	[3]	123,409	95,719
Financial investments [member] | Other related parties [member]
Assets
Current	[3]	3,763,603	2,116,560
Non-current	[3]	123,409	95,719
Dividends receivables [member]
Assets
Current	[4]	38,088	44,554
Dividends receivables [member] | Joint-ventures e joint operation [member]
Assets
Current	[4]	38,088	44,554
Trade receivables [member]
Assets
Current	[5]	121,176	170,588
Trade receivables [member] | Joint-ventures e joint operation [member]
Assets
Current	[5]	8	797
Trade receivables [member] | Subsidiaries and associates [member]
Assets
Current	[5]	7,686	39,435
Trade receivables [member] | Other related parties [member]
Assets
Current	[5]	113,482	130,356
Other current assets [member]
Assets
Current		6,242	1,830
Other current assets [member] | Joint-ventures e joint operation [member]
Assets
Current		4,413
Other current assets [member] | Other related parties [member]
Assets
Current		1,829	1,830
Actuarial asset [member]
Assets
Non-current		13,819	13,714
Actuarial asset [member] | Other related parties [member]
Assets
Non-current		R$ 13,819	13,714
Intercompany loans [member]
Liabilities
Current			25,038
Intercompany loans [member] | Other related parties [member]
Liabilities
Current			R$ 25,038

[1]	Loans (Assets): refers mainly to loan agreements with an average rate of 125.0% to 130.0% of the CDI with Transnordestina Logistica SA of R$962,675 (R$844,426 as of December 31, 2019).
[2]	Others (Assets): Advance for future capital increase with subsidiaries of R$664,020 with Transnordestina Logistica SA (R$428,672 on December 31, 2019).
[3]	Financial investments: Investments in Usiminas shares are R$3,305,109 (R$2,114,620 in December 2019) and cash and cash equivalents with Banco Fibra totaling R$458,494 in December 2020 (R$1,940 in December 2019) and no current amount R$123,409 (R$95,719 in December 2019) from Bonds with an average rate of 98% to 115% of the CDI in the consolidated and holds in the parent company through exclusive funds' investments in government bonds and CDBs in the amount of R$38,517 on December 31, 2020 (R$8,301 on December 31, 2019).
[4]	Dividends receivable from MRS Logistica of R$38,088 (R$44,554 as of December 31, 2019).
[5]	Trades receivable mainly refers to operations of sales of steel products of the Parent Company to affiliates and companies joint venture and joint-operation.